Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (244,000)	$ 783,000
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation and amortization	898,000	862,000
Amortization of forgivable loans	493,000	262,000
Stock-based compensation	125,000	470,000
Provision for doubtful accounts	121,000	343,000
Amortization of deferred clearing credit	(157,000)	(148,000)
Increase in fair value of contingent consideration payable	12,000
Deferred tax expense (benefit)	(139,000)	620,000
Changes in assets and liabilities, net of effects of acquisition
Restricted cash	(135,000)	(126,000)
Cash deposits with clearing organizations	(25,000)
Securities owned, at fair value	(635,000)	(433,000)
Receivables from broker-dealers, clearing organizations and others	(532,000)	827,000
Forgivable loans	(933,000)	(1,001,000)
Other receivables, net	(264,000)	(821,000)
Prepaid expenses	89,000	(345,000)
Other assets	206,000	279,000
Accounts payable, accrued expenses and other liabilities	(727,000)	(1,600,000)
Securities sold, but not yet purchased, at fair value	(32,000)	194,000
Net cash (used in) provided by operating activities	(1,879,000)	166,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(470,000)	(232,000)
Net cash used in investing activities	(470,000)	(232,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of shares of common stock	(86,000)
Net cash used in financing activities	(86,000)
NET DECREASE IN CASH	(2,435,000)	(66,000)
Beginning of the year	24,642,000	24,465,000
End of the year	22,207,000	24,399,000
Cash paid during the period for:
Interest	16,000	6,000
Income taxes	76,000	1,123,000
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Identifiable intangible assets acquired		569,000
Contingent consideration payable		$ 569,000